Earnings Per Ordinary Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Numerator used in basic net income per share:
Net Income (loss)	$ (160)	$ 1,027	$ (1)
Shares
Weighted average number of ordinary shares outstanding	1,405,000	1,405,000	1,405,000
Weighted average number of ordinary shares outstanding used in computing diluted earnings per ordinary share	1,405,000	1,405,000	1,405,000
Loss per ordinary share- basic and diluted	$ (0.11)	$ 0.73	$ 0.00